Note 14 - Net Loss Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (10,219)	$ (26,265)	$ (87,126)	$ (98,714)
Weighted average common shares outstanding (basic and diluted) (in shares)	6,352,835	5,528,862	5,827,721	5,245,624
Dilutive effect of potential common shares (in shares)			0	0
Weighted average common shares outstanding- Diluted (in shares)	6,352,835	5,528,862	5,827,721	5,245,624
Net loss per common share (basic and diluted) (in dollars per share)	$ (1.61)	$ (4.75)	$ (14.95)	$ (18.82)